OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2018
Other Current Assets [Abstract]
Other Current Assets Disclosure [Text Block]
7.	OTHER CURRENT ASSETS
  Other current assets consist of the following:
	September 30,
	2017	2018
	RMB	RMB

Advances to staff for business use	1,249	119
Deposits for rental	3	7
Others	74	121

	1,326	247